Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total to PEO(1) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted Income Before Income Taxes(5) ($)
					Total Share- holder Return(4) ($)	S&P Healthcare Index Total Shareholder Return(4) ($)
2023	1,609,695	2,416,165	971,183	1,579,389	121.89	143.19	66,798,000	75,304,000
2022	1,159,207	1,048,455	696,866	600,179	75.58	140.30	22,445,000	45,505,000
2021	2,249,445	2,132,097	1,288,949	1,157,347	83.43	143.09	138,590,000	163,404,000
2020	1,278,366	786,671	760,448	370,710	79.20	113.45	41,871,000	76,270,000
(1)	The principal executive officer (“PEO”) for each of the covered fiscal years is Stephen F. Flatt, who began serving as our Chief Executive Officer (“CEO”) in January 2017.
(2)	The non-PEO Named Executive Officers (“NEO's”) represent the following individuals for each of the years shown:
2023 and 2022 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President and Chief Financial Officer; Josh A. McCreary, Senior Vice President, General Counsel, and Secretary; R. Michael Ussery, President and Chief Operating Officer.
2021 and 2020 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Jeffrey R. Smith, Senior Vice President and Treasurer; R. Michael Ussery, President and Chief Operating Officer.
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for 2023. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Table ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2023	1,609,695	835,305	400,577	(30,055)	—	12,913	(261,880)	(150,390)	2,416,165

Average for Other NEO’s
2023	971,183	621,394	281,490	(24,498)	—	7,104	(154,936)	(122,349)	1,579,389
(4)
The comparison of total shareholder returns (“TSR”) assumes that $100 was invested on December 31, 2019, in NHC and the S&P Healthcare Index, and that dividends were reinvested when and as paid. The selected peer group is the S&P Healthcare Index.

(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our Company's performance is adjusted income before income taxes, a non-GAAP measure. This measure takes income before income taxes and adds or subtracts the unrealized gain or losses on marketable equity securities, plus adds or subtracts the net income or loss attributable to noncontrolling interest.

Company Selected Measure Name	adjusted income before income taxes
Named Executive Officers, Footnote
(1)	The principal executive officer (“PEO”) for each of the covered fiscal years is Stephen F. Flatt, who began serving as our Chief Executive Officer (“CEO”) in January 2017.
(2)	The non-PEO Named Executive Officers (“NEO's”) represent the following individuals for each of the years shown:
2023 and 2022 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President and Chief Financial Officer; Josh A. McCreary, Senior Vice President, General Counsel, and Secretary; R. Michael Ussery, President and Chief Operating Officer.
2021 and 2020 - B. Anderson Flatt, Senior Vice President and Chief Information Officer; Brian F. Kidd, Senior Vice President, Controller, and Principal Accounting Officer; Jeffrey R. Smith, Senior Vice President and Treasurer; R. Michael Ussery, President and Chief Operating Officer.

Peer Group Issuers, Footnote
(4)
The comparison of total shareholder returns (“TSR”) assumes that $100 was invested on December 31, 2019, in NHC and the S&P Healthcare Index, and that dividends were reinvested when and as paid. The selected peer group is the S&P Healthcare Index.

PEO Total Compensation Amount	$ 1,609,695	$ 1,159,207	$ 2,249,445	$ 1,278,366
PEO Actually Paid Compensation Amount	$ 2,416,165	1,048,455	2,132,097	786,671
Adjustment To PEO Compensation, Footnote
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for 2023. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Table ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2023	1,609,695	835,305	400,577	(30,055)	—	12,913	(261,880)	(150,390)	2,416,165

Average for Other NEO’s
2023	971,183	621,394	281,490	(24,498)	—	7,104	(154,936)	(122,349)	1,579,389

Non-PEO NEO Average Total Compensation Amount	$ 971,183	696,866	1,288,949	760,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,579,389	600,179	1,157,347	370,710
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate Compensation Actually Paid (“CAP”) to the Chief Executive Officer and the average CAP to the other NEO’s, the following adjustments were made to Summary Compensation Table (“SCT”) total compensation for 2023. The fair value of stock awards includes the value of both restricted stock awards and stock option awards (in $’s):

		Additions					Deductions
Year	Summary Compensation Table ($)	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)	Fair Value of Awards Forfeited in Fiscal Year ($)	Dividends Paid in Fiscal Year on Unvested Awards ($)	Stock Awards Reported in SCT ($)	Option Awards Reported in SCT ($)	Compensation Actually Paid ($)
Principal Executive Officer
2023	1,609,695	835,305	400,577	(30,055)	—	12,913	(261,880)	(150,390)	2,416,165

Average for Other NEO’s
2023	971,183	621,394	281,490	(24,498)	—	7,104	(154,936)	(122,349)	1,579,389

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID VERSUS COMPANY PERFORMANCE
The graphs below depict the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEO’s, for each of the four years ended December 31, 2023.

Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID VERSUS COMPANY PERFORMANCE
The graphs below depict the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEO’s, for each of the four years ended December 31, 2023.

Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID VERSUS COMPANY PERFORMANCE
The graphs below depict the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEO’s, for each of the four years ended December 31, 2023.

Total Shareholder Return Vs Peer Group
COMPENSATION ACTUALLY PAID VERSUS COMPANY PERFORMANCE
The graphs below depict the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEO’s, for each of the four years ended December 31, 2023.

Tabular List, Table
Performance Measures
The financial performance measures which we believe are most important to link compensation actually paid to each of our Named Executive Officers for the fiscal year ended December 31, 2023 to our performance and the only ones used by the Company are:
Net Income
Adjusted Income Before Income Taxes
Adjusted Income Before Income Taxes is calculated by beginning with the income before income taxes line item in the consolidated statements of operations and adding: (i) the unrealized gains or losses on marketable equity securities and (ii) net income or loss attributable to noncontrolling interest.

Total Shareholder Return Amount	$ 121.89	75.58	83.43	79.2
Peer Group Total Shareholder Return Amount	143.19	140.3	143.09	113.45
Net Income (Loss)	$ 66,798,000	$ 22,445,000	$ 138,590,000	$ 41,871,000
Company Selected Measure Amount	75,304,000	45,505,000	163,404,000	76,270,000
PEO Name	Stephen F. Flatt	Stephen F. Flatt	Stephen F. Flatt	Stephen F. Flatt
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Income Before Income Taxes
Non-GAAP Measure Description
(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our Company's performance is adjusted income before income taxes, a non-GAAP measure. This measure takes income before income taxes and adds or subtracts the unrealized gain or losses on marketable equity securities, plus adds or subtracts the net income or loss attributable to noncontrolling interest.

PEO | Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 835,305
PEO | Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,577
PEO | Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,055)
PEO | Fair Value of Awards Forfeited in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Paid in Fiscal Year on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,913
PEO | Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,880)
PEO | Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,390)
Non-PEO NEO | Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	621,394
Non-PEO NEO | Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,490
Non-PEO NEO | Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,498)
Non-PEO NEO | Fair Value of Awards Forfeited in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Paid in Fiscal Year on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,104
Non-PEO NEO | Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,936)
Non-PEO NEO | Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (122,349)